Fair Value Measurements - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Long-term debt (excluding current portion)	$ 12,096	$ 10,678
Carrying Amount
Financial Instruments
Long-term debt, excluding current portion - Fair Value	12,096	10,678
Fair Value
Financial Instruments
Long-term debt, excluding current portion - Fair Value	$ 12,535	$ 11,168